                       SUPPLEMENT DATED AUGUST 18, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VL SEPARATE ACCOUNT-D

THIS SUPPLEMENT SPECIFICALLY UPDATES INFORMATION CONTAINED IN YOUR PROSPECTUS. IN SUMMARY, BEGINNING ON AUGUST 18, 2000 THE MORTALITY AND EXPENSE RISK CHARGE WILL BE REDUCED FOR ALL CONTRACT OWNERS. IN ADDITION, IN ORDER TO PROVIDE FURTHER CLARIFICATION OF THE NATURE OF CHARGES THE PREMIUM EXPENSE CHARGE HAS BEEN RENAMED THE TAX EXPENSE CHARGE. PLEASE READ THIS SUPPLEMENT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE LAST SENTENCE OF THE THIRD PARAGRAPH OF THE "SUMMARY OF POLICY EXPENSES" ON PAGE 6 IS DELETED AND REPLACED WITH THE FOLLOWING:

   Currently, this annual effective rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

2. THE "PREMIUM EXPENSE CHARGE" ON PAGE 12 IS DELETED IN ITS ENTIRETY AND REPLACED WITH FOLLOWING:

   TAX EXPENSE CHARGE

   A charge equal to 3.5% is deducted from all premium payments when the premium payments are received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes which include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code.

   These tax expenses consist of two components:

         (1) a tax rate of 2.25% for state and local or other taxes; and

         (2) a tax rate of 1.25% for federal taxes.

   The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

   Nationwide does not expect to make a profit form these charges.

3. THE LAST SENTENCE OF THE SECOND PARAGRAPH OF THE "MORTALITY AND EXPENSE RISK CHARGE" ON PAGE 13 IS DELETED AND REPLACED WITH THE FOLLOWING:

   On a current basis, this rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

4. THE LAST SENTENCE OF SECTION (c) OF THE "NET INVESTMENT FACTOR" ON PAGE 17 IS DELETED AND REPLACED WITH THE FOLLOWING:

   On a current basis, this rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

5. UNDER SECTION "POLICY LOANS" THE FIRST PARAGRAPH UNDER THE HEADING "INTEREST" ON PAGE 19 IS DELETED AND REPLACED WITH THE FOLLOWING:

   The loan interest rate is guaranteed not to exceed 3.75% per year for all policy loans. On a current basis, the loan interest rate is 3.4% in policy years 1 - 4, 3.25% in policy years 5 - 20, and 3.10% thereafter.

6. ALL REFERENCES TO "PREMIUM EXPENSE CHARGE" IN YOUR PROSPECTUS ARE CHANGED TO "TAX EXPENSE CHARGE."

7. "APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

APPENDIX B:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS FOR GOLDMAN SACHS CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. Beginning in the fourth policy year, cash surrender value equals cash value less indebtedness, or other deductions. In policy years one, two, and three only, cash surrender value = (cash value - indebtedness or other deductions) + either 3.5%, 5.5%, or 4.0% of the current premium for either years one, two, or three, respectively. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of April 13,1999. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.05%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.30%, 4.70% and 10.70% for policy years one through four, and rates of -1.15%, 4.85% and 10.85%, for policy years five through twenty, and rates of -1.00%, 5.00% and 11.00%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.65%, 4.35% and 10.35%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a tax expense charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                               RETURN                              RETURN
           PREMIUMS
           PAID PLUS                   CASH                                 CASH                                CASH
 POLICY    INTEREST       CASH       SURRENDER     DEATH        CASH      SURRENDER     DEATH       CASH      SURRENDER     DEATH
  YEAR       AT 5%        VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT     VALUE        VALUE      BENEFIT

    1       105,000      87,965       91,465    1,703,050      93,400       96,900   1,703,050     98,838      102,338    1,703,050
    2       215,250     174,518      180,018    1,703,050     190,914      196,414   1,703,050    207,967      213,467    1,703,050
    3       331,013     260,013      264,013    1,703,050     293,097      297,097   1,703,050    328,878      332,878    1,703,050
    4       452,563     344,415      344,415    1,703,050     400,139      400,139   1,703,050    462,826      462,826    1,703,050
    5       580,191     428,316      428,316    1,703,050     512,997      512,997   1,703,050    612,112      612,112    1,703,050
    6       714,201     511,203      511,203    1,703,050     631,387      631,387   1,703,050    777,476      777,476    1,894,246
    7       854,911     593,141      593,141    1,703,050     755,516      755,516   1,787,449    959,785      959,785    2,270,723
    8       897,656     582,074      582,074    1,703,050     788,122      788,122   1,811,260  1,058,397    1,058,397    2,432,403
    9       942,539     570,741      570,741    1,703,050     822,024      822,024   1,835,846  1,166,983    1,166,983    2,606,250
   10       989,666     559,093      559,093    1,703,050     857,251      857,251   1,861,295  1,286,513    1,286,513    2,793,323
   11     1,039,150     547,120      547,120    1,703,050     893,873      893,873   1,887,716  1,418,106    1,418,106    2,994,812
   12     1,091,107     534,774      534,774    1,703,050     931,933      931,933   1,915,125  1,562,949    1,562,949    3,211,864
   13     1,145,662     522,039      522,039    1,703,050     971,502      971,502   1,943,558  1,722,391    1,722,391    3,445,763
   14     1,202,945     508,868      508,868    1,703,050   1,012,635    1,012,635   1,973,004  1,897,881    1,897,881    3,697,805
   15     1,263,093     495,073      495,073    1,703,050   1,055,279    1,055,279   2,003,251  2,090,797    2,090,797    3,968,989
   16     1,326,247     480,555      480,555    1,703,050   1,099,460    1,099,460   2,034,296  2,302,781    2,302,781    4,260,764
   17     1,392,560     465,195      465,195    1,703,050   1,145,199    1,145,199   2,066,182  2,535,612    2,535,612    4,574,784
   18     1,462,188     448,825      448,825    1,703,050   1,192,486    1,192,486   2,098,949  2,791,157    2,791,157    4,912,842
   19     1,535,297     431,263      431,263    1,703,050   1,241,317    1,241,317   2,132,659  3,071,442    3,071,442    5,276,926
   20     1,612,062     412,332      412,332    1,703,050   1,291,702    1,291,702   2,167,396  3,378,709    3,378,709    5,669,265
   21     1,692,665     394,016      394,016    1,703,050   1,346,704    1,346,704   2,208,229  3,723,801    3,723,801    6,106,020
   22     1,777,298     375,683      375,683    1,703,050   1,404,611    1,404,611   2,252,042  4,105,782    4,105,782    6,582,884
   23     1,866,163     356,209      356,209    1,703,050   1,464,865    1,464,865   2,297,770  4,526,505    4,526,505    7,100,222
   24     1,959,471     335,073      335,073    1,703,050   1,527,323    1,527,323   2,345,038  4,989,090    4,989,090    7,660,206
   25     2,057,445     312,063      312,063    1,703,050   1,592,049    1,592,049   2,393,851  5,497,586    5,497,586    8,266,332
   26     2,160,317     286,923      286,923    1,703,050   1,659,104    1,659,104   2,444,307  6,056,394    6,056,393    8,922,698
   27     2,268,333     259,404      259,404    1,703,050   1,728,574    1,728,574   2,496,625  6,670,418    6,670,418    9,634,263
   28     2,381,750     229,189      229,189    1,703,050   1,800,528    1,800,528   2,551,082  7,344,962    7,344,962   10,406,722
   29     2,500,837     195,878      195,878    1,703,050   1,875,020    1,875,020   2,607,991  8,085,736    8,085,736   11,246,562
   30     2,625,879     158,997      158,997    1,703,050   1,952,090    1,952,090   2,667,642  8,898,923    8,898,923   12,160,882


(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. WHILE THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE CURRENTLY CALCULATED WITH EXPENSE REIMBURSEMENTS THESE

EXPENSE REIMBURSEMENTS MAY BE LOWER OR UNAVAILABLE IN THE FUTURE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                         0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                      RETURN                               RETURN                              RETURN
           PREMIUMS
           PAID PLUS                  CASH                                 CASH                                 CASH
 POLICY    INTEREST      CASH      SURRENDER       DEATH       CASH      SURRENDER     DEATH        CASH      SURRENDER     DEATH
  YEAR       AT 5%       VALUE       VALUE        BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE      BENEFIT


    1      105,000      81,796      85,296      1,703,050      86,981      90,481   1,703,050      92,170       95,670    1,703,050
    2      215,250     162,037     167,537      1,703,050     177,538     183,038   1,703,050     193,670      199,170    1,703,050
    3      331,013     240,773     244,773      1,703,050     271,887     275,887   1,703,050     305,565      309,565    1,703,050
    4      452,563     318,044     318,044      1,703,050     370,253     370,253   1,703,050     429,044      429,044    1,703,050
    5      580,191     393,867     393,867      1,703,050     472,860     472,860   1,703,050     565,428      565,428    1,703,050
    6      714,201     468,271     468,271      1,703,050     579,964     579,964   1,703,050     716,193      716,193    1,744,935
    7      854,911     541,244     541,244      1,703,050     691,817     691,817   1,703,050     880,778      880,778    2,083,803
    8      897,656     522,556     522,556      1,703,050     713,012     713,012   1,703,050     960,701      960,701    2,207,881
    9      942,539     503,065     503,065      1,703,050     734,496     734,496   1,703,050   1,047,414    1,047,414    2,339,215
   10      989,666     482,648     482,648      1,703,050     756,241     756,241   1,703,050   1,141,427    1,141,427    2,478,308
   11    1,039,150     461,188     461,188      1,703,050     778,230     778,230   1,703,050   1,243,306    1,243,306    2,625,662
   12    1,091,107     438,573     438,573      1,703,050     800,462     800,462   1,703,050   1,353,678    1,353,678    2,781,812
   13    1,145,662     414,684     414,684      1,703,050     822,942     822,942   1,703,050   1,473,228    1,473,228    2,947,296
   14    1,202,945     389,379     389,379      1,703,050     845,669     845,669   1,703,050   1,602,689    1,602,689    3,122,655
   15    1,263,093     362,469     362,469      1,703,050     868,621     868,621   1,703,050   1,742,813    1,742,813    3,308,407
   16    1,326,247     333,693     333,693      1,703,050     891,750     891,750   1,703,050   1,894,356    1,894,356    3,505,068
   17    1,392,560     302,715     302,715      1,703,050     914,980     914,980   1,703,050   2,058,067    2,058,067    3,713,190
   18    1,462,188     269,139     269,139      1,703,050     938,229     938,229   1,703,050   2,234,714    2,234,714    3,933,421
   19    1,535,297     232,522     232,522      1,703,050     961,413     961,413   1,703,050   2,425,105    2,425,105    4,166,480
   20    1,612,062     192,373     192,373      1,703,050     984,461     984,461   1,703,050   2,630,109    2,630,109    4,413,161
   21    1,692,665     148,209     148,209      1,703,050   1,007,337   1,007,337   1,703,050   2,850,736    2,850,736    4,674,432
   22    1,777,298      99,507      99,507      1,703,050   1,030,022   1,030,022   1,703,050   3,088,108    3,088,108    4,951,227
   23    1,866,163      45,694      45,694      1,703,050   1,052,514   1,052,514   1,703,050   3,343,479    3,343,479    5,244,543
   24    1,959,471        *           *             *       1,074,784   1,074,784   1,703,050   3,618,136    3,618,136    5,555,255
   25    2,057,445        *           *             *       1,096,744   1,096,744   1,703,050   3,913,297    3,913,297    5,884,148
   26    2,160,317        *           *             *       1,118,254   1,118,254   1,703,050   4,230,087    4,230,087    6,232,057
   27    2,268,333        *           *             *       1,139,118   1,139,118   1,703,050   4,569,519    4,569,519    6,599,878
   28    2,381,750        *           *             *       1,159,094   1,159,094   1,703,050   4,932,479    4,932,479    6,988,591
   29    2,500,837        *           *             *       1,177,924   1,177,924   1,703,050   5,319,847    5,319,847    7,399,450
   30    2,625,879        *           *             *       1,195,404   1,195,404   1,703,050   5,732,779    5,732,779    7,834,167


(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF

PAST OR FUTURE INVESTMENT RATES OF RETURN. WHILE THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE CURRENTLY CALCULATED WITH EXPENSE REIMBURSEMENTS THESE EXPENSE REIMBURSEMENTS MAY BE LOWER OR UNAVAILABLE IN THE FUTURE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.